Convertible Notes (Details Narrative) - USD ($)																				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 09, 2023	May 30, 2023	May 12, 2023	Apr. 24, 2023	Apr. 04, 2023	Mar. 13, 2023	Feb. 21, 2023	Jan. 31, 2023	Jan. 25, 2023	Dec. 31, 2022	Dec. 12, 2022	Dec. 01, 2022	Nov. 22, 2022	Oct. 31, 2022	Sep. 19, 2022	Sep. 14, 2022	Aug. 06, 2022	Aug. 05, 2022	Jul. 27, 2022	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022	Nov. 06, 2023	Oct. 31, 2023	Oct. 26, 2023	Oct. 02, 2023	Sep. 27, 2023	Sep. 21, 2023	Aug. 14, 2023	Aug. 10, 2023	Nov. 08, 2022
Special Purpose Acquisition Corporation [Member] | Convertible Notes Fiftheen [Member] | Service Agreement [Member]
Short-Term Debt [Line Items]
Convertible note															$ 150,000
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes One [Member]
Short-Term Debt [Line Items]
Convertible note																			$ 150,000
Interest rate																			8.00%
Conversion price																			$ 3.00
Debt conversion description																			Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																			$ 3.00
Accrued interest																								$ 7,101	$ 0
Maturity date																			Dec. 31, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Three [Member]
Short-Term Debt [Line Items]
Convertible note																		$ 12,000
Interest rate																		8.00%
Conversion price																		$ 3.00
Debt conversion description																		Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																		$ 3.00
Accrued interest																								544	0
Maturity date																		Feb. 05, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Four [Member]
Short-Term Debt [Line Items]
Convertible note																	$ 500,000
Interest rate																	8.00%
Conversion price																	$ 3.00
Debt conversion description																	Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																	$ 3.00
Accrued interest																								22,575	0
Maturity date																	Feb. 06, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Five [Member]
Short-Term Debt [Line Items]
Convertible note																$ 100,000
Interest rate																8.00%
Conversion price																$ 3.00
Debt conversion description																Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																$ 3.00
Accrued interest																								3,660	0
Maturity date																Feb. 24, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Six [Member]
Short-Term Debt [Line Items]
Convertible note														$ 250,000																				$ 500,000
Interest rate														8.00%
Conversion price														$ 3.00
Debt conversion description														Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price														$ 3.00
Accrued interest																								6,575	0
Maturity date														Jan. 31, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Seven [Member]
Short-Term Debt [Line Items]
Convertible note													$ 150,000
Interest rate													8.00%
Conversion price													$ 3.00
Debt conversion description													Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price													$ 3.00
Accrued interest																								3,222	0
Maturity date													Feb. 28, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Eight [Member]
Short-Term Debt [Line Items]
Convertible note												$ 75,000
Interest rate												8.00%
Conversion price												$ 3.00
Debt conversion description												Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price												$ 3.00
Accrued interest																								1,479	0
Maturity date												Feb. 28, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Nine [Member]
Short-Term Debt [Line Items]
Convertible note												$ 50,000
Interest rate												8.00%
Conversion price												$ 3.00
Debt conversion description												Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price												$ 3.00
Accrued interest																								975	0
Maturity date												Jul. 31, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Ten [Member]
Short-Term Debt [Line Items]
Convertible note											$ 350,000
Interest rate											8.00%
Conversion price											$ 3.00
Debt conversion description											Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price											$ 3.00
Accrued interest																								5,984	0
Maturity date											Apr. 30, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Eleven [Member]
Short-Term Debt [Line Items]
Convertible note											$ 250,000
Interest rate											8.00%
Conversion price											$ 3.00
Debt conversion description											Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price											$ 3.00
Accrued interest																								4,274	0
Maturity date											Feb. 28, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Twelve [Member]
Short-Term Debt [Line Items]
Convertible note									$ 250,000
Interest rate									8.00%
Conversion price									$ 3.00
Debt conversion description									Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price									$ 3.00
Accrued interest																								1,863	0
Maturity date									Jul. 31, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Thirteen [Member]
Short-Term Debt [Line Items]
Convertible note								$ 600,000
Interest rate								8.00%
Conversion price								$ 3.00
Debt conversion description								Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price								$ 3.00
Accrued interest																								3,682	0
Maturity date								Apr. 30, 2023
Special Purpose Acquisition Corporation [Member] | Third Party [Member] | Convertible Notes Fourteen [Member]
Short-Term Debt [Line Items]
Convertible note							$ 75,000
Interest rate							8.00%
Conversion price							$ 3.00
Debt conversion description							Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price							$ 3.00
Accrued interest																								115	0
Maturity date							Jul. 31, 2023
Special Purpose Acquisition Corporation [Member] | Counter Party [Member] | Convertible Notes Two [Member]
Short-Term Debt [Line Items]
Convertible note																			$ 200,000
Interest rate																			8.00%
Conversion price																			$ 3.00
Debt conversion description																			Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																			$ 3.00
Accrued interest																								9,468	$ 0
Maturity date																			Dec. 31, 2023
Special Purpose Acquisition Corporation [Member] | Counter Party [Member] | Convertible Notes Fiftheen [Member] | Amended Agreement [Member]
Short-Term Debt [Line Items]
Conversion price										$ 3.00
Debt conversion description										Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price										$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes One [Member]
Short-Term Debt [Line Items]
Convertible note																			$ 150,000
Interest rate																			8.00%
Conversion price																			$ 3.00
Debt conversion description																			Upon conversion, the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																			$ 3.00
Accrued interest																				$ 2,959	$ 2,959	$ 9,008	$ 4,142	7,101
Maturity date																			Dec. 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Three [Member]
Short-Term Debt [Line Items]
Convertible note																		$ 12,000
Interest rate																		8.00%
Conversion price																		$ 3.00
Debt conversion description																		the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																		$ 3.00
Accrued interest																				237	237	721	308	544
Maturity date																		Feb. 05, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Four [Member]
Short-Term Debt [Line Items]
Convertible note																	$ 500,000
Interest rate																	8.00%
Conversion price																	$ 3.00
Debt conversion description																	the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																	$ 3.00
Accrued interest																				9,863	9,853	30,027	12,712	22,575
Maturity date																	Feb. 06, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Five [Member]
Short-Term Debt [Line Items]
Convertible note																$ 100,000
Interest rate																8.00%
Conversion price																$ 3.00
Debt conversion description																the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																$ 3.00
Accrued interest																				1,973	1,688	6,005	1,688	3,660
Maturity date																Feb. 24, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Six [Member]
Short-Term Debt [Line Items]
Convertible note														$ 250,000
Interest rate														8.00%
Conversion price														$ 3.00
Debt conversion description														the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price														$ 3.00
Accrued interest																				4,931	1,644	15,014	1,644	6,575
Maturity date														Jan. 31, 2023
Increase in convertible note														$ 500,000
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Seven [Member]
Short-Term Debt [Line Items]
Convertible note													$ 150,000
Interest rate													8.00%
Conversion price													$ 3.00
Debt conversion description													the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price													$ 3.00
Accrued interest																				2,959	263	9,008	263	3,222
Maturity date													Feb. 28, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Eight [Member]
Short-Term Debt [Line Items]
Convertible note												$ 75,000
Interest rate												8.00%
Conversion price												$ 3.00
Debt conversion description												the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price												$ 3.00
Accrued interest																				1,480	0	4,504	0	1,463
Maturity date												Feb. 28, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Nine [Member]
Short-Term Debt [Line Items]
Convertible note												$ 50,000
Interest rate												8.00%
Conversion price												$ 3.00
Debt conversion description												the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price												$ 3.00
Accrued interest																				986	0	3,003	0	975
Maturity date												Jul. 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Ten [Member]
Short-Term Debt [Line Items]
Convertible note											$ 350,000
Interest rate											8.00%
Conversion price											$ 3.00
Debt conversion description											the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price											$ 3.00
Accrued interest																				6,904	0	21,019	0	5,984
Maturity date											Apr. 30, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Eleven [Member]
Short-Term Debt [Line Items]
Convertible note											$ 250,000
Interest rate											8.00%
Conversion price											$ 3.00
Debt conversion description											the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price											$ 3.00
Accrued interest																				4,931	0	15,014	0	4,274
Maturity date											Feb. 28, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twelve [Member]
Short-Term Debt [Line Items]
Convertible note									$ 250,000
Interest rate									8.00%
Conversion price									$ 3.00
Debt conversion description									the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price									$ 3.00
Accrued interest																				4,931	0	15,014	0	1,863
Maturity date									Jul. 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Thirteen [Member]
Short-Term Debt [Line Items]
Convertible note								$ 600,000
Interest rate								8.00%
Conversion price								$ 3.00
Debt conversion description								the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price								$ 3.00
Accrued interest																				11,836	0	36,033	0	3,682
Maturity date								Jul. 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Fourteen [Member]
Short-Term Debt [Line Items]
Convertible note							$ 75,000
Interest rate							8.00%
Conversion price							$ 3.00
Debt conversion description							the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price							$ 3.00
Accrued interest																				1,479	1,688	4,509	1,688	115
Maturity date							Jul. 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Fifteen [Member]
Short-Term Debt [Line Items]
Convertible note						$ 50,000
Interest rate						8.00%
Conversion price						$ 3.00
Debt conversion description						the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price						$ 3.00
Accrued interest																				986	0	3,003	0	0
Maturity date						May 28, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Sixteen [Member]
Short-Term Debt [Line Items]
Convertible note					$ 200,000
Interest rate					8.00%
Conversion price					$ 3.00
Debt conversion description					the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price					$ 3.00
Accrued interest																				3,995	0	12,011	0	0
Maturity date					May 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Seventeen [Member]
Short-Term Debt [Line Items]
Convertible note				$ 100,000
Interest rate				8.00%
Conversion price				$ 3.00
Debt conversion description				the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price				$ 3.00
Accrued interest																				1,962	0	6,005	0	0
Maturity date				May 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Eighteen [Member]
Short-Term Debt [Line Items]
Convertible note			$ 50,000
Interest rate			8.00%
Conversion price			$ 3.00
Debt conversion description			the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price			$ 3.00
Accrued interest																				986	0	3,003	0	0
Maturity date			May 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Nineteen [Member]
Short-Term Debt [Line Items]
Convertible note			$ 50,000
Interest rate			8.00%
Conversion price			$ 3.00
Debt conversion description			the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price			$ 3.00
Accrued interest																				986	0	3,003	0	0
Maturity date			May 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty [Member]
Short-Term Debt [Line Items]
Convertible note		$ 25,000
Interest rate		8.00%
Conversion price		$ 3.00
Debt conversion description		the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price		$ 3.00
Accrued interest																				493	0	1,501	0	0
Maturity date		Aug. 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty One [Member]
Short-Term Debt [Line Items]
Convertible note	$ 175,000
Interest rate	8.00%
Conversion price	$ 3.00
Debt conversion description	the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price	$ 3.00
Accrued interest																				3,952	0	10,511	0	0
Maturity date	Aug. 31, 2023
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty Two [Member]
Short-Term Debt [Line Items]
Conversion price															$ 3.00
Debt conversion description															the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price															$ 3.00
Down payment															$ 150,000
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty Three [Member]
Short-Term Debt [Line Items]
Convertible note																																	$ 100,050
Interest rate																																	0.00%
Conversion price																																	$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty Four [Member]
Short-Term Debt [Line Items]
Convertible note																																	$ 100,050
Interest rate																																	0.00%
Conversion price																																	$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty Five [Member]
Short-Term Debt [Line Items]
Convertible note																																	$ 200,010
Interest rate																																	0.00%
Conversion price																																	$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty Six [Member]
Short-Term Debt [Line Items]
Convertible note																																	$ 30,000
Interest rate																																	0.00%
Conversion price																																	$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty Seven [Member]
Short-Term Debt [Line Items]
Convertible note																																$ 25,500
Interest rate																																0.00%
Conversion price																																$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty Eight [Member]
Short-Term Debt [Line Items]
Convertible note																																$ 25,500
Interest rate																																0.00%
Conversion price																																$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Twenty Nine [Member]
Short-Term Debt [Line Items]
Convertible note																															$ 400,200
Interest rate																															0.00%
Conversion price																															$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Thirty [Member]
Short-Term Debt [Line Items]
Convertible note																														$ 25,000
Interest rate																														0.00%
Conversion price																														$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Thirty One [Member]
Short-Term Debt [Line Items]
Convertible note																													$ 50,010
Interest rate																													0.00%
Conversion price																													$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Thirty Two [Member]
Short-Term Debt [Line Items]
Convertible note																											$ 25,050
Interest rate																											0.00%
Conversion price																											$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Thirty Three [Member]
Short-Term Debt [Line Items]
Convertible note																												$ 375,000
Interest rate																												0.00%
Conversion price																												$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Thirty Four [Member]
Short-Term Debt [Line Items]
Convertible note																											$ 25,050
Interest rate																											0.00%
Conversion price																											$ 3.00
Sigma Additive Solutions Inc [Member] | Third Party [Member] | Convertible Notes Thirty Five [Member]
Short-Term Debt [Line Items]
Convertible note																										$ 375,000
Interest rate																										0.00%
Conversion price																										$ 3.00
Sigma Additive Solutions Inc [Member] | Counter Party [Member] | Convertible Notes Two [Member]
Short-Term Debt [Line Items]
Convertible note																			$ 200,000
Interest rate																			8.00%
Conversion price																			$ 3.00
Debt conversion description																			the counterparty will obtain one (1) warrant for each share received, in which the counterparty may purchase one (1) share of the Company’s common stock at a price of $3.00 per share, until October 31, 2025.
Share price																			$ 3.00
Accrued interest																				$ 3,945	$ 3,995	$ 12,011	$ 5,523	$ 9,468
Maturity date																			Dec. 31, 2023